1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
Adam T. Teufel adam.teufel@dechert.com +1 202 261 3464 Direct +1 202 261 3164 Fax

January 29, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	ALPS ETF Trust (the “Trust” or “Registrant”)

(File Nos. 333-148826 and 811-22175)

Ladies and Gentlemen:

On behalf of the Trust, enclosed for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 335 (“PEA 335”) to the Registrant’s Registration Statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 336 to the Registration Statement under the Investment Company Act of 1940, as amended. PEA 335 is being filed to make certain material changes with respect to the ALPS Active Equity Opportunity ETF, an existing series of the Trust. PEA 335 does not affect the currently effective prospectuses and Statements of Additional Information for other series of the Trust’s shares.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3464.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel

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